Accounts Receivable, Net - Schedule of Changes in Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ (81,803)	$ (73,402)	$ (45,969)
Allowance for doubtful accounts	(34,812)	(10,165)	(22,528)
Accounts receivable written off	17,574	3,562	4,209
Effect of disposal of subsidiaries	6,730	(5,194)
Allowance for doubtful accounts of acquired entities			(7,784)
Translation difference	23,818	3,396	(1,330)
Balance at end of year	$ (68,493)	$ (81,803)	$ (73,402)